Commitments - Schedule of Detailed Information About Contractual Obligations and Commitments (Details) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 187,050
Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	26,307
Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	83,115
Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	929
Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	9,146
Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,852
Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	47,609
Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	14,092
Not later than one year
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	13,145
Not later than one year | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,096
Not later than one year | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,661
Not later than one year | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	491
Not later than one year | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	384
Not later than one year | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	248
Not later than one year | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,431
Not later than one year | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	834
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	11,902
Later than one year and not later than two years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,096
Later than one year and not later than two years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,099
Later than one year and not later than two years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	319
Later than one year and not later than two years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	383
Later than one year and not later than two years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	258
Later than one year and not later than two years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,009
Later than one year and not later than two years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	738
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	11,006
Later than two years and not later than three years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,096
Later than two years and not later than three years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,218
Later than two years and not later than three years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	99
Later than two years and not later than three years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	383
Later than two years and not later than three years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	266
Later than two years and not later than three years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,285
Later than two years and not later than three years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	659
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	10,769
Later than three years and not later than four years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,096
Later than three years and not later than four years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,342
Later than three years and not later than four years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	20
Later than three years and not later than four years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	385
Later than three years and not later than four years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	274
Later than three years and not later than four years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,071
Later than three years and not later than four years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	581
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	9,703
Later than four years and not later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,096
Later than four years and not later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,575
Later than four years and not later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	0
Later than four years and not later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	386
Later than four years and not later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	251
Later than four years and not later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	2,814
Later than four years and not later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	581
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	130,525
Later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	20,827
Later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	61,220
Later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	0
Later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	7,225
Later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,555
Later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	25,999
Later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 10,699